Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies [Abstract]
Schedule of closing rates for the most significant foreign currencies
		Geographical	Reporting	December 31,	December 31,	December 31,
Currency		area	entities	2022	2021	2020
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9251	0.9110	0.8840
EUR	Euro	Europe	1	0.9901	1.0361	1.0817
AUD	Dollar	Australia	1	0.6305	0.6620	0.6822

		Geographical	Reporting
Currency		area	entities	2022	2021	2020
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9550	0.9142	0.9581
EUR	Euro	Europe	1	1.0050	1.0810	1.0825
AUD	Dollar	Australia	1	0.6629	0.6866	0.6546

Schedule of estimated useful lives
Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years